DWS Investment Management Americas, Inc.

5201 Gate Parkway
Jacksonville, FL 32256

October 7, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 476 to the Registration Statement on Form N-1A of Xtrackers Risk Managed USD High Yield ETF (“Fund”), a series of DBX ETF Trust (“Trust”) (Reg. Nos. 333-170122; 811-22487)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund, Post-Effective Amendment No. 476 under the Securities Act of 1933 (“Securities Act”) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

The Amendment is being filed under paragraph (a)(2) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the Staff of the Securities and Exchange Commission. Pursuant to Rule 485(a)(2), the Trust has designated on the facing page of the Amendment that it will become effective on December 21, 2021. No fees are required in connection with this filing.

This filing is being made to introduce a new series into the Trust: Xtrackers Risk Managed USD High Yield ETF. The enclosed filing contains the Fund’s statutory Prospectus and Statement of Additional Information.

Any comments or questions on this filing should be directed to the undersigned at (904) 645-4353.

Very truly yours,

/s/Rob Benson

Rob Benson

Senior Legal Counsel

DWS Investment Management Americas, Inc.

cc: Jeremy Senderowicz, Vedder Price P.C.